Financial and capital risk management (Details 2) - Not Designated As Hedging Instruments [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Gain (loss) recognized in the income statement	$ 1,616	$ (1,209)	$ 903
Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognized in the income statement	1,605	(1,187)	900
Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognized in the income statement	10	(23)
Embedded Derivatives Risk [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognized in the income statement	$ 1	$ 1	$ 3